As filed with the SEC on June 3, 2016
Registration No. 333-211354

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ X / Pre-Effective Amendment No. 2                                            /   / Post-Effective Amendment No. ___

CONCORDE FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, Teas 75240-2650
(Address of Registrant’s Principal Executive Offices)

(972) 701-5400
(Registrant’s Telephone Number, Including Area Code)

Gary B. Wood, Ph.D.
Concorde Financial Corporation
(d/b/a Concorde Investment Management)
1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, Texas 75240-2650
(Name and Address of Agent for Service)

Copies of all communications to:

Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine

Title of Securities Being Registered: Shares of common stock, $1.00 par value.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement of Concorde Funds, Inc. (the “Company”) on Form N-14 hereby incorporates Parts A, B and C from the Company’s Form N-14 filed May 13, 2016.  This Pre-Effective Amendment No. 2 is filed for the sole purpose of updating Item 16 of Part C by attaching as an exhibit the consent of the independent registered public accountant of the Company.

ITEM 16.               EXHIBITS.

1.	Articles of Incorporation, as amended.(1)

2.	By-Laws.(2)

3.	See relevant portions of Articles of Incorporation and By-Laws.

4.	Plan of Acquisition and Liquidation is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed as Part A to the Registration Statement on Form N-14.

5.	None.

6.	a)	Investment Advisory Agreement for the Concorde Value Fund.(3)

(b)	Form of Investment Advisory Agreement for the Concorde Wealth Management Trust.(7)

7.	None.

8.	None.

9.	Custody Agreement between Registrant and U.S. Bank National Association.(4)

10.	Form of Distribution Plan under Rule 12b-1.(7)

11.	Form of Opinion of Foley & Lardner LLP regarding legality of issuance of shares.(7)

12.	Form of Opinion of Foley & Lardner LLP regarding tax matters.(7)

13.	b)	Transfer Agent Servicing Agreement with First Wisconsin Trust Company (predecessor to U.S. Bancorp Fund Services, LLC).(3)

(b)	Amendment to Transfer Agent Agreement dated February 13, 2006.(5)

(c)	Addendum to the Transfer Agent Servicing Agreement dated May 13, 2009.(4)

(d)	Amendment to the Transfer Agent Servicing Agreement dated December 17, 2003.(6)

(e)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC.(5)

(f)	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC.(5)

14.	Consent of Independent Registered Public Accounting Firm (filed herewith).

15.	None.

16.	Power of Attorney previously filed on the Signature Page to the Registration Statement on Form N-14.

17.	Form of Proxy Card.(7)
_______________

(1)	Previously filed as an exhibit to Post-Effective Amendment No. 14 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 14 to the Registration Statement was filed on January 30, 1998.

(2)	Previously filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 10 to the Registration Statement was filed on September 18, 1995.

(3)	Previously filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 36 to the Registration Statement was filed on January 26, 2015.

(4)	Previously filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 27 to the Registration Statement was filed on January 27, 2010.

(5)	Previously filed as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 23 was filed on January 29, 2007.

(6)	Previously filed as an exhibit to Post-Effective Amendment No. 28 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 28 to the Registration Statement was filed on January 25, 2011.

(7)	Previously filed as an exhibit to the Registration Statement on Form N-14 and incorporated by reference thereto. The Registration Statement on Form N-14 was filed on May 13, 2016.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Dallas and State of Texas, on the 3rd day of June, 2016.

CONCORDE FUNDS, INC. (Registrant) By: /s/ Gary B. Wood Gary B. Wood, Ph.D. President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Gary B. Wood Gary B. Wood, Ph.D.	Principal Executive Officer; Director	June 3, 2016

/s/ Gregory B. Wood Gregory B. Wood	Principal Financial Officer and Accounting Officer	June 3, 2016

John H. Wilson+	Director	June 3, 2016

William Marcy, Ph.D., P.E. +	Director	June 3, 2016

+By: /s/ Gregory B. Wood
Gregory B. Wood
        Attorney-in-Fact*

* Signature is affixed as of June 3, 2016.  Power of attorney previously filed on the Signature Page to the Registration Statement on Form N-14.

Signature Page

EXHIBIT INDEX

Exhibit No.	Exhibit

14.	Consent of Independent Registered Public Accounting Firm (filed herewith).